STOCKHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended			12 Months Ended
	Mar. 03, 2021	Feb. 28, 2025	Feb. 29, 2024	Nov. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Treasury stock acquired					3,581,851	3,581,851
Treasury Stock As Percentage Of Outstanding Stock					15.26%
Dividend paid					$ 32.0	$ 14.0	$ 12.0
Dividend paid per share					$ 1.56	$ 0.68	$ 0.56
Stcok repurchased by subsidiary, shares						282,644	210,773
Stcok repurchased by subsidiary, amount						$ 6.6	$ 5.0
Board of directors [Member]
Dividend paid	$ 3.0		$ 8.0	$ 5.0
Board of directors [Member] | Subsequent Event [Member]
Dividend paid		$ 10.0
Fully Owned Subsidiary [Member]
Stcok repurchased by subsidiary, shares							146,589
Stcok repurchased by subsidiary, amount							$ 3.4